Note 19 - Stock Options and Nonvested Shares - Nonvested Shares (Details) - 2007 Equity Incentive Plan [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2007	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010
Vested (in shares)			0	8,658,048
Vested (in dollars per share)		$ 0.82
Nonvested Ordinary Shares [Member]
At the beginning of (in shares)		3,000,000	1,900,445
At the beginning of (in dollars per share)		$ 1.064	$ 0.252
At the beginning of		$ 3,192,000	$ 2,390,760
Granted (in shares)	10,558,493		1,099,555
Granted (in dollars per share)			$ 0.82
Granted			$ 901,635
Vested (in shares)		3,000,000
Vested (in dollars per share)		$ 0.82
Vested		$ 2,460,000
Forfeited (in shares)
Forfeited (in dollars per share)
Forfeited
At the end of (in shares)		3,000,000	3,000,000
At the end of (in dollars per share)		$ 1.082	$ 1.064
At the end of		$ 3,246,000	$ 3,192,000